Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Registrant Name	dei_EntityRegistrantName	RYDEX DYNAMIC FUNDS
CIK	dei_EntityCentralIndexKey	0001092720
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2022
Prospectus Date	rr_ProspectusDate	Aug. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
SP 500 2x Strategy Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCTX
SP 500 2x Strategy Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTTX
SP 500 2x Strategy Fund | Class H
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTNX
Inverse SP 500 2x Strategy Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCBX
Inverse SP 500 2x Strategy Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTMX
Inverse SP 500 2x Strategy Fund | Class H
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTPX
NASDAQ-100 2x Strategy Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCCX
NASDAQ-100 2x Strategy Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYVLX
NASDAQ-100 2x Strategy Fund | Class H
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYVYX
Inverse NASDAQ-100 2x Strategy Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCDX
Inverse NASDAQ-100 2x Strategy Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYVTX
Inverse NASDAQ-100 2x Strategy Fund | Class H
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYVNX
Dow 2x Strategy Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCYX
Dow 2x Strategy Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLDX
Dow 2x Strategy Fund | Class H
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCVX
Inverse Dow 2x Strategy Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCZX
Inverse Dow 2x Strategy Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIDX
Inverse Dow 2x Strategy Fund | Class H
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCWX
Russell 2000 2x Strategy Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRLX
Russell 2000 2x Strategy Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRUX
Russell 2000 2x Strategy Fund | Class H
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRSX
Inverse Russell 2000 2x Strategy Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIZX
Inverse Russell 2000 2x Strategy Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIUX
Inverse Russell 2000 2x Strategy Fund | Class H
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIRX